AUSA FINANCIAL FREEDOM BUILDER(SM)
                      SUPPLEMENT DATED SEPTEMBER 1, 2000 TO
                          PROSPECTUS DATED MAY 1, 2000

Effective September 1, 2000, the WRL Series Fund, Inc. (the "WRL Fund") offers five new investment options and the Fidelity VIP Equity-Income Portfolio - Service Class 2 offered by Variable Insurance Products Fund (VIP), Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 offered by Variable Insurance Products Fund II (VIP II), and the Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 offered by Variable Insurance Products Fund III (VIP
III) (collectively, the "Fidelity VIP Fund") will be offered under this Policy. Also the WRL Janus Global portfolio and subaccount are only available for investment to policyowners who purchased their Policy before September 1, 2000.

THE FOLLOWING INFORMATION IS ADDED TO PAGE 5 OF THE PROSPECTUS UNDER THE HEADING "INVESTMENT OPTIONS":

WRL SERIES FUND, INC.

         WRL Great Companies - America(SM)
         WRL Great Companies - Technology(SM)
         WRL Great Companies - Global(2)
         WRL Gabelli Global Growth
         WRL Value Line Aggressive Growth

VARIABLE INSURANCE PRODUCTS FUND (VIP)

         Fidelity VIP Equity-Income Portfolio - Service Class 2
VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
         Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 VARIABLE INSURANCE PRODUCTS FUND III (VIP III)
         Fidelity VIP III Growth Opportunities - Service Class 2

THE FOLLOWING INFORMATION IS ADDED TO THE PORTFOLIO ANNUAL EXPENSE TABLE ON PAGE 12 OF THE PROSPECTUS:

------------------------------------- ---------------- ----------- ------------ --------------------
                                                                      RULE
                                        MANAGEMENT       OTHER        12B-1       TOTAL PORTFOLIO
             PORTFOLIO                     FEES         EXPENSES      FEES        ANNUAL EXPENSES
------------------------------------- ---------------- ----------- ------------ --------------------
WRL Great Companies - America(SM)(7)       0.80%         0.20%         N/A             1.00%
------------------------------------- ---------------- ----------- ------------ --------------------
WRL Great Companies - Technology(SM)(7)    0.80%         0.20%         N/A             1.00%
------------------------------------- ---------------- ----------- ------------ --------------------
WRL Value Line Aggressive Growth(7)        0.80%         0.20%         N/A             1.00%
------------------------------------- ---------------- ----------- ------------ --------------------
WRL Great Companies - Global(2) (7)        0.80%         0.20%         N/A             1.00%
------------------------------------- ---------------- ----------- ------------ --------------------
WRL Gabelli Global Growth(7)               1.00%         0.20%         N/A             1.20%
----------------------------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS FUND (VIP)
----------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income
Portfolio - Service Class 2(7) (9)         0.48%         0.10%      0.25%(8)           0.83%
----------------------------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
----------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)
Portfolio - Service Class 2(7) (9)         0.58%         0.12%      0.25%(8)           0.95%
----------------------------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS FUND III (VIP III)
----------------------------------------------------------------------------------------------------
Fidelity VIP III Growth
Opportunities Portfolio - Service          0.58%         0.13%      0.25%(8)           0.96%
Class 2(7) (9)
------------------------------------- ---------------- ----------- ------------ --------------------

THE FOLLOWING INFORMATION IS ADDED TO FOOTNOTE (3) ON PAGE 12 OF THE PROSPECTUS:

Effective September 1, 2000, this portfolio is not available for investment to new policyowners.

THE FOLLOWING IS ADDED TO THE TABLE IN FOOTNOTE (6) ON PAGES 12-13 OF THE
PROSPECTUS:

------------------------------------- ---------------- -------------------- ---------------------------
                                          EXPENSE         REIMBURSEMENT       EXPENSE RATIO WITHOUT
                                           LIMIT             AMOUNT               REIMBURSEMENT
------------------------------------- ---------------- -------------------- ---------------------------
WRL Great Companies - America(SM)          1.00%               N/A                     N/A
------------------------------------- ---------------- -------------------- ---------------------------
WRL Great Companies - Technology(SM)       1.00%               N/A                     N/A
------------------------------------- ---------------- -------------------- ---------------------------
WRL Value Line Aggressive Growth           1.00%               N/A                     N/A
------------------------------------- ---------------- -------------------- ---------------------------
WRL Great Companies - Global(2)            1.00%               N/A                     N/A
------------------------------------- ---------------- -------------------- ---------------------------
WRL Gabelli Global Growth                  1.20%               N/A                     N/A
------------------------------------- ---------------- -------------------- ---------------------------

THE FOLLOWING FOOTNOTES ARE ADDED TO PAGE 13 OF THE PROSPECTUS:

(7) Because these portfolios did not commence operations until September 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" reflect estimates of "Other Expenses" for the first year of operations.

(8) The 12b-1 fee deducted for the Fidelity VIP Funds covers certain shareholder support services provided by companies selling variable contracts investing in the Fidelity VIP Funds. The 12b-1 fees assessed against the Fidelity VIP Funds shares held for the Policies will be remitted to AFSG Securities Corporation ("AFSG"), the principal underwriter for the Policies.

(9)  Service Class 2 expenses are based on estimated expenses for the year 2000.

THE FOLLOWING INFORMATION IS ADDED TO PAGES 15 - 17 OF THE PROSPECTUS UNDER THE HEADING "THE SEPARATE ACCOUNT AND THE PORTFOLIOS - THE FUNDS":

             PORTFOLIO                    SUB-ADVISER OR ADVISER               INVESTMENT OBJECTIVE
WRL Great Companies - Global(2)       Great Companies, L.L.C.             Seeks long-term growth of capital
                                                                          in a manner consistent with
                                                                          preservation of capital.

WRL Great Companies - America(SM)     Great Companies, L.L.C.             Seeks long-term growth of capital.

WRL Value Line Aggressive Growth      Value Line, Inc.                    Seeks long-term growth of capital.

WRL Great Companies - Technology(SM)  Great Companies, L.L.C.             Seeks long-term growth of capital.

WRL Gabelli Global Growth             Gabelli Asset Management Company    Seeks to provide investors with
                                                                          appreciation of capital. Current
                                                                          income is a secondary objective.

Fidelity VIP Equity-Income            Fidelity Management & Research      Seeks reasonable income by
Portfolio - Service Class 2           Company                             investing primarily in
                                                                          income-producing equity
                                                                          securities.

Fidelity VIP II Contrafund(R)         Fidelity Management & Research      Seeks long-term capital
Portfolio - Service Class 2           Company                             appreciation by investing
                                                                          primarily in a broad variety
                                                                          of common stocks, using both
                                                                          growth-oriented and contrarian
                                                                          disciplines.

             PORTFOLIO                      SUB-ADVISER OR ADVISER               INVESTMENT OBJECTIVE
Fidelity VIP III Growth               Fidelity Management & Research      Seeks capital growth by investing
Opportunities Portfolio - Service     Company                             in a wide range of common
Class 2                                                                   domestic and foreign stocks, and
                                                                          securities convertible into
                                                                          common stocks.

THE FOLLOWING PARAGRAPH IS ADDED AFTER THE CHART ON PAGE 58 OF THE PROSPECTUS UNDER THE HEADING "PERFORMANCE DATA - RATES OF RETURN":

         Because the WRL Great Companies - America(SM), WRL Great Companies - Technology(SM), WRL Value Line Aggressive Growth, WRL Great Companies - Global(2), WRL Gabelli Global Growth portfolios, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 had not commenced operations as of December 31, 1999, the above chart does not reflect rates of return for these portfolios.

THE FOLLOWING PARAGRAPH REPLACES THE LAST PARAGRAPH ON PAGE 67 OF THE PROSPECTUS UNDER THE HEADING "PERFORMANCE DATA - HYPOTHETICAL ILLUSTRATIONS BASED ON SUBACCOUNT PERFORMANCE":

         Because the WRL Goldman Sachs Growth, WRL Goldman Sachs Small Cap, WRL
T. Rowe Price Dividend Growth, WRL T. Rowe Price Small Cap, WRL Salomon All Cap, WRL Pilgrim Baxter Mid Cap Growth and WRL Dreyfus Mid Cap subaccounts did not commence operations until May 3, 1999, and the Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio - Service Class 2, WRL Great Companies - America(SM), WRL Great Companies - Technology(SM), WRL Value Line Aggressive Growth, WRL Great Companies - Global(2) and WRL Gabelli Global Growth subaccounts did not commence operations until September 1, 2000, there are no hypothetical illustrations for these subaccounts.

THE FOLLOWING PARAGRAPH REPLACES THE FIRST PARAGRAPH ON PAGE 69 UNDER THE HEADING "ADDITIONAL INFORMATION - LEGAL PROCEEDINGS":

         AUSA Life, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time, it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG's ability to perform under its principal underwriting agreement, or on AUSA Life's ability to meet its obligations under the Policy.

THE FOLLOWING PARAGRAPH IS ADDED AFTER THE FOURTH PARAGRAPH ON PAGE 73 OF THE PROSPECTUS UNDER THE HEADING "APPENDIX A - ILLUSTRATIONS":

         Because the WRL Great Companies - America(SM), WRL Great Companies - Technology(SM), WRL Value Line Aggressive Growth, WRL Great Companies - Global(2), WRL Gabelli Global Growth portfolios, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 had not commenced operations as of December 31, 1999, the estimated average annual portfolio expense level reflects estimated expenses for each of these portfolios for 2000.

THE FOLLOWING INFORMATION REPLACES THE INFORMATION ON PAGES 75-76 OF THE PROSPECTUS UNDER THE HEADING "APPENDIX A - ILLUSTRATIONS":

                                                   AUSA LIFE INSURANCE COMPANY, INC.
                                               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                                      HYPOTHETICAL ILLUSTRATIONS
                                                           MALE ISSUE AGE 35

Specified Amount $165,000                                                                       Ultimate Select Class
Annual Premium $2,000                                                                                   Option Type A
                                                 Using Current Cost of Insurance Rates

------------------- ----------------- -------------------------------------------------------------------------------------
                                                                         DEATH BENEFIT
                                                 ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF

------------------- ----------------- -------------------------------------------------------------------------------------
   END OF POLICY        PREMIUM               0% (GROSS)                   6% (GROSS)                  12% (GROSS)
       YEAR          ACCUMULATED AT          -1.84% (NET)                  4.16% (NET)                 10.16 (NET)
                           5%
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        1                2,100                  165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        2                4,305                  165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        3                6,620                  165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        4                9,051                  165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        5                11,604                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        6                14,284                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        7                17,098                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        8                20,053                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        9                23,156                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        10               26,414                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        15               45,315                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        20               69,439                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   30 (AGE 65)          139,522                 165,000                      165,000                     346,878
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   40 (AGE 75)          253,680                 165,000                      165,000                     821,822
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   50 (AGE 85)          439,631                    *                         246,519                    2,128,318
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   60 (AGE 95)          742,526                    *                         372,581                    5,306,036
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
------------------- -------------------------------------------------------------------------------------
                                                         CASH VALUE
                               ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
------------------- -------------------------------------------------------------------------------------
   END OF POLICY             0% (GROSS)                   6% (GROSS)                 12% (GROSS)
       YEAR                 -1.84% (NET)                 4.16% (NET)                 10.16 (NET)
------------------- ----------------------------- --------------------------- ---------------------------
        1                      1,533                        1,636                       1,739
------------------- ----------------------------- --------------------------- ---------------------------
        2                      3,034                        3,336                       3,650
------------------- ----------------------------- --------------------------- ---------------------------
        3                      4,501                        5,100                       5,749
------------------- ----------------------------- --------------------------- ---------------------------
        4                      5,935                        6,932                       8,057
------------------- ----------------------------- --------------------------- ---------------------------
        5                      7,326                        8,824                       10,584
------------------- ----------------------------- --------------------------- ---------------------------
        6                      8,674                        10,779                      13,352
------------------- ----------------------------- --------------------------- ---------------------------
        7                      9,977                        12,795                      16,384
------------------- ----------------------------- --------------------------- ---------------------------
        8                      11,236                       14,877                      19,708
------------------- ----------------------------- --------------------------- ---------------------------
        9                      12,429                       17,004                      23,333
------------------- ----------------------------- --------------------------- ---------------------------
        10                     13,568                       19,191                      27,301
------------------- ----------------------------- --------------------------- ---------------------------
        15                     18,723                       31,431                      54,152
------------------- ----------------------------- --------------------------- ---------------------------
        20                     22,426                       45,615                      97,595
------------------- ----------------------------- --------------------------- ---------------------------
   30 (AGE 65)                 27,284                       84,466                     284,326
------------------- ----------------------------- --------------------------- ---------------------------
   40 (AGE 75)                 23,177                      142,663                     768,058
------------------- ----------------------------- --------------------------- ---------------------------
   50 (AGE 85)                   *                         234,780                    2,026,969
------------------- ----------------------------- --------------------------- ---------------------------
   60 (AGE 95)                   *                         368,892                    5,253,501
------------------- ----------------------------- --------------------------- ---------------------------

------------------- -------------------------------------------------------------------------------------
                                                    NET SURRENDER VALUE
                               ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
------------------- -------------------------------------------------------------------------------------
   END OF POLICY             0% (GROSS)                   6% (GROSS)                 12% (GROSS)
       YEAR                 -1.84% (NET)                 4.16% (NET)                 10.16 (NET)
------------------- ----------------------------- --------------------------- ---------------------------
        1                        0                            0                           0
------------------- ----------------------------- --------------------------- ---------------------------
        2                       474                          775                        1,089
------------------- ----------------------------- --------------------------- ---------------------------
        3                      1,940                        2,539                       3,188
------------------- ----------------------------- --------------------------- ---------------------------
        4                      3,374                        4,371                       5,496
------------------- ----------------------------- --------------------------- ---------------------------
        5                      4,765                        6,623                       8,023
------------------- ----------------------------- --------------------------- ---------------------------
        6                      6,369                        8,474                       11,048
------------------- ----------------------------- --------------------------- ---------------------------
        7                      7,928                        10,746                      14,335
------------------- ----------------------------- --------------------------- ---------------------------
        8                      9,443                        13,084                      17,915
------------------- ----------------------------- --------------------------- ---------------------------
        9                      10,893                       15,468                      21,796
------------------- ----------------------------- --------------------------- ---------------------------
        10                     12,287                       17,910                      26,020
------------------- ----------------------------- --------------------------- ---------------------------
        15                     18,723                       31,431                      54,152
------------------- ----------------------------- --------------------------- ---------------------------
        20                     22,426                       45,615                      97,595
------------------- ----------------------------- --------------------------- ---------------------------
   30 (AGE 65)                 27,284                       84,466                     284,326
------------------- ----------------------------- --------------------------- ---------------------------
   40 (AGE 75)                 23,177                      142,663                     768,058
------------------- ----------------------------- --------------------------- ---------------------------
   50 (AGE 85)                   *                         234,780                    2,026,969
------------------- ----------------------------- --------------------------- ---------------------------
   60 (AGE 95)                   *                         368,892                    5,253,501
------------------- ----------------------------- --------------------------- ---------------------------

* In the absence of an additional payment, the Policy would lapse.

                                                   AUSA LIFE INSURANCE COMPANY, INC.
                                               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                                      HYPOTHETICAL ILLUSTRATIONS
                                                           MALE ISSUE AGE 35

Specified Amount $165,000                                                                       Ultimate Select Class
Annual Premium $2,000                                                                                   Option Type A
                                               Using Guaranteed Cost of Insurance Rates

------------------- ----------------- -------------------------------------------------------------------------------------
                                                                         DEATH BENEFIT
                                                 ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
------------------- ----------------- -------------------------------------------------------------------------------------
   END OF POLICY        PREMIUM               0% (GROSS)                   6% (GROSS)                  12% (GROSS)
       YEAR          ACCUMULATED AT          -1.84% (NET)                  4.16% (NET)                 10.16 (NET)
                           5%
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        1                      2,100            165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        2                      4,305            165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        3                      6,620            165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        4                      9,051            165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        5                     11,604            165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        6                     14,284            165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        7                     17,094            165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        8                     20,053            165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        9                     23,156            165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        10                    26,414            165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        15                    45,315            165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        20                    69,439            165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   30 (AGE 65)               139,522            165,000                      165,000                     332,878
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   40 (AGE 75)               253,680               *                         165,000                     768,574
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   50 (AGE 85)               439,631               *                         165,000                    1,929,572
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   60 (AGE 95)               742,526               *                         208,529                    4,544,655
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------

------------------- -------------------------------------------------------------------------------------
                                                         CASH VALUE
                               ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
------------------- -------------------------------------------------------------------------------------
   END OF POLICY             0% (GROSS)                   6% (GROSS)                 12% (GROSS)
       YEAR                 -1.84% (NET)                 4.16% (NET)                 10.16 (NET)
------------------- ----------------------------- --------------------------- ---------------------------
        1                      1,533                        1,636                       1,739
------------------- ----------------------------- --------------------------- ---------------------------
        2                      3,006                        3,306                       3,620
------------------- ----------------------------- --------------------------- ---------------------------
        3                      4,436                        5,031                       5,677
------------------- ----------------------------- --------------------------- ---------------------------
        4                      5,824                        6,812                       7,928
------------------- ----------------------------- --------------------------- ---------------------------
        5                      7,167                        8,648                       10,389
------------------- ----------------------------- --------------------------- ---------------------------
        6                      8,465                        10,541                      13,083
------------------- ----------------------------- --------------------------- ---------------------------
        7                      9,715                        12,490                      16,028
------------------- ----------------------------- --------------------------- ---------------------------
        8                      10,917                       14,497                      19,253
------------------- ----------------------------- --------------------------- ---------------------------
        9                      12,069                       16,561                      22,784
------------------- ----------------------------- --------------------------- ---------------------------
        10                     13,172                       18,685                      26,654
------------------- ----------------------------- --------------------------- ---------------------------
        15                     18,173                       30,603                      52,882
------------------- ----------------------------- --------------------------- ---------------------------
        20                     21,416                       44,088                      95,093
------------------- ----------------------------- --------------------------- ---------------------------
   30 (AGE 65)                 18,233                       74,518                     272,851
------------------- ----------------------------- --------------------------- ---------------------------
   40 (AGE 75)                   *                         106,143                     718,293
------------------- ----------------------------- --------------------------- ---------------------------
   50 (AGE 85)                   *                         137,913                    1,837,688
------------------- ----------------------------- --------------------------- ---------------------------
   60 (AGE 95)                   *                         206,464                    4,499,659
------------------- ----------------------------- --------------------------- ---------------------------
------------------- -------------------------------------------------------------------------------------
                                                    NET SURRENDER VALUE
                               ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
------------------- -------------------------------------------------------------------------------------
   END OF POLICY             0% (GROSS)                   6% (GROSS)                 12% (GROSS)
       YEAR                 -1.84% (NET)                 4.16% (NET)                 10.16 (NET)
------------------- ----------------------------- --------------------------- ---------------------------
        1                        0                            0                           0
------------------- ----------------------------- --------------------------- ---------------------------
        2                       445                          745                        1,059
------------------- ----------------------------- --------------------------- ---------------------------
        3                      1,875                        2,470                       3,116
------------------- ----------------------------- --------------------------- ---------------------------
        4                      3,263                        4,251                       5,367
------------------- ----------------------------- --------------------------- ---------------------------
        5                      4,606                        6,088                       7,828
------------------- ----------------------------- --------------------------- ---------------------------
        6                      6,161                        8,237                       10,778
------------------- ----------------------------- --------------------------- ---------------------------
        7                      7,666                        10,441                      13,980
------------------- ----------------------------- --------------------------- ---------------------------
        8                      9,125                        12,074                      17,461
------------------- ----------------------------- --------------------------- ---------------------------
        9                      10,533                       15,024                      21,248
------------------- ----------------------------- --------------------------- ---------------------------
        10                     11,891                       17,405                      25,373
------------------- ----------------------------- --------------------------- ---------------------------
        15                     18,173                       30,603                      52,882
------------------- ----------------------------- --------------------------- ---------------------------
        20                     21,416                       44,088                      95,093
------------------- ----------------------------- --------------------------- ---------------------------
   30 (AGE 65)                 18,233                       74,518                     272,851
------------------- ----------------------------- --------------------------- ---------------------------
   40 (AGE 75)                   *                         106,143                     718,293
------------------- ----------------------------- --------------------------- ---------------------------
   50 (AGE 85)                   *                         137,913                    1,837,688
------------------- ----------------------------- --------------------------- ---------------------------
   60 (AGE 95)                   *                         206,464                    4,499,659
------------------- ----------------------------- --------------------------- ---------------------------

* In the absence of an additional payment, the Policy would lapse.



AG07430-9/2000